Annual Operating Expenses {- Franklin U.S. Government Securities VIP Fund} - FTVIP Class 2-66 - Franklin U.S. Government Securities VIP Fund - Class 2	Oct. 01, 2020
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%
Total annual Fund operating expenses	0.76%